Related party transaction and balances - Summary Of Balances With Affected Entity (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Total	¥ 323,400	$ 50,749	¥ 719,400
Affected Entity [Member]
Related Party Transaction [Line Items]
Account receivables from Affected Entity	0		5,203,022
Other receivables from Affected Entity	0		3,681,578
Total	0		8,884,600
Payables to Affected Entity	308,782,975		243,006,621
Advance from Affected Entity	0		11,145,000
Total	¥ 308,782,975		¥ 254,151,621